Regulatory Assets and Liabilities (Emera Maine) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 CAD ($) Customers km	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($) Customers km	Sep. 01, 2017 Customers
Public Utilities, General Disclosures [Line Items]
Regulatory Assets		$ 1,569		$ 1,411
Income tax expense (recovery)		$ (69)		$ (520)
Bangor Hydro District [Member] | Federal Energy Regulatory Commission (FERC) [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage				10.57%
Bangor Hydro District [Member] | Minimum [Member] | Federal Energy Regulatory Commission (FERC) [Member] | ISO-New England (ISO-NE) [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage				11.07%
Bangor Hydro District [Member] | Maximum [Member] | Federal Energy Regulatory Commission (FERC) [Member] | ISO-New England (ISO-NE) [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage				11.74%
Maine Public Service District [Member] | Maine Public Utilities Commission (MPUC) [Member] | Electric Distribution [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage		5.30%	5.30%
Public Utilities, Approved Return on Equity, Percentage		9.35%	9.35%	9.00%
Public Utilities, Approved Equity Capital Structure, Percentage		49.00%	49.00%	49.00%
Maine Public Service District [Member] | Federal Energy Regulatory Commission (FERC) [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		9.60%	9.60%	9.60%
Barbados Light & Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		10.00%	10.00%	10.00%
Income tax expense (recovery)			$ 9.6
Deferred Tax Liabilities, Regulatory Assets					$ 6.9
Dominica Electricity Services Ltd. [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		15.00%	15.00%	15.00%
Number of Customers | Customers		26,000			26,000	36,000
Grand Bahama Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		8.50%	8.50%	8.80%
Grand Bahama Power Company Limited [Member] | Scenario, Forecast [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	8.44%
Brunswick Pipeline [Member]
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km		145			145